Condensed Interim Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
OPERATING ACTIVITIES
Net profit / (loss)	$ 26,589,415	$ (201,409)
Non-cash items:
Depreciation	17,252,021	10,505,031
Amortization of deferred dry dock expenditure	1,617,799	1,467,087
Share based compensation	1,074,474	1,035,538
Amortization of deferred finance charges	1,188,100	658,624
Changes in operating assets and liabilities:
Receivables, trade	(16,869,910)	(2,988,697)
Working capital advances	(2,475,000)	34,571
Prepayments	(997,768)	(768,801)
Advances and deposits	474,503	(31,957)
Other receivables	590,603	(189,261)
Inventories	(1,641,978)	(1,724,315)
Payables, trade	2,397,572	2,657,937
Charter revenue received in advance	318,641	(481,499)
Other payables	(404,941)	642,460
Accrued interest on loans	607,451	343,674
Deferred dry dock expenditure	(1,734,956)	(3,794,065)
Net cash provided by operating activities	27,986,026	7,164,918
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(168,991,746)	(152,589,288)
Payments for vessels under construction	(23,092,463)	(35,817,991)
Payments for other non-current assets	(283,612)	(51,873)
Net cash used in investing activities	(192,367,821)	(188,459,152)
FINANCING ACTIVITIES
Proceeds from long-term debt	174,727,500	109,125,000
Repayments of long term debt	(17,909,450)	(8,233,000)
Repayments of capital leases	(1,257,124)	(1,164,791)
Payments for deferred finance charges	(1,570,795)	(4,955,615)
Proceeds from equity offering	0	102,684,519
Payment of dividend	(6,181,741)	(7,025,000)
Net cash provided by financing activities	147,808,390	190,431,113
Net (decrease) / increase in cash and cash equivalents	(16,573,405)	9,136,879
Cash and cash equivalents at the beginning of the year	59,879,596	56,860,845
Cash and cash equivalents at the end of the period	$ 43,306,191	$ 65,997,724